Banking Premises and Equipment, Net (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net carrying value of banking premises and equipment
Land	$ 5,806,000	$ 5,806,000
Buildings	56,659,000	56,127,000
Leasehold improvements	46,202,000	45,812,000
Furniture, fixtures and equipment	91,424,000	83,278,000
Total acquisition cost	200,091,000	191,023,000
Accumulated depreciation and amortization	(129,481,000)	(121,579,000)
Total banking premises and equipment, net	70,610,000	69,444,000
Minimum rental commitments required under operating leases
2012	9,516,000
2013	9,624,000
2014	9,511,000
2015	9,214,000
2016	9,010,000
Thereafter	92,723,000
Total	139,598,000
Occupancy, Net [Member]
Banking Premises and Equipment, Net (Textual) [Abstract]
Amounts charged to net occupancy expense for depreciation and amortization of banking premises and equipment	8,400,000	8,700,000	9,700,000
Gross rental expense for bank premises	11,800,000	11,200,000	10,400,000
Rental income	$ 340,000	$ 334,000	$ 356,000